Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Other Accounts Receivable (Detail) - MXN ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Financial assets:
Sundry debtors	$ 39,382,372	$ 37,034,460
Employees and officers	4,043,878	3,752,693
Total financial assets	43,426,250	40,787,153
Non-financial assets:
Taxes to be recovered and prepaid taxes	89,180,206	80,581,955
Special Tax on Production and Services	77,693,064	53,176,800
Other accounts receivable	2,954,908	2,591,360
Total non-financial assets:	$ 169,828,178	$ 136,350,115